Investments in Joint Ventures (Details)	Dec. 31, 2018	Dec. 31, 2017
Cyprus [Member] | EPI [Member]
Disclosure of joint ventures [line items]
Interest of holding (percentage)	50.00%	50.00%
India [Member] | Kochi [Member]
Disclosure of joint ventures [line items]
Interest of holding (percentage)	50.00%	50.00%